TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Tax	R$ 89,046	R$ 272,783
Labor	36,149	45,040
Civil	25,698	14,737
Judicial deposits	R$ 150,893	R$ 332,560